Tax situation (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets [Abstract]
Deferred tax assets	$ 43,129	$ 25,881
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	15,790	12,330
Sociedad Minera Cerro Verde S.A.A. [Member]
Deferred tax assets [Abstract]
Deferred tax assets	164,100	25,035	$ 24,271
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	328,215	356,691	274,487
Deferred tax liabilities before supplementary retirement fund	164,115	331,656	250,216
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	1,890	3,458	2,937
Net deferred tax liabilities	166,005	335,114	253,153
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for remediation and mine closure,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	12,083	9,180	5,638
Sociedad Minera Cerro Verde S.A.A. [Member] | Unpaid vacations,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	5,293	4,055	2,515
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision for mining taxes,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	8,742	4,003	1,505
Sociedad Minera Cerro Verde S.A.A. [Member] | Cost of net asset for construction of tailing dam,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	2,007	2,321	1,682
Sociedad Minera Cerro Verde S.A.A. [Member] | Development costs,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	183	228	332
Sociedad Minera Cerro Verde S.A.A. [Member] | Price adjustment of copper concentrates and cathode,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0	0	7,849
Sociedad Minera Cerro Verde S.A.A. [Member] | Other provisions,deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	4,240	5,248	4,750
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference in depreciation method,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	261,434	283,882	245,670
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference in valuation of inventories,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	16,264	25,087	10,997
Sociedad Minera Cerro Verde S.A.A. [Member] | Price adjustment of copper concentrates and cathode,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	25,840	24,128	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset,deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	22,014	23,594	17,820
Sociedad Minera Cerro Verde S.A.A. [Member] | Debt issuance costs , deferred tax liabilities [Member]
Deferred tax liabilitiy [Abstract]
Deferred tax liabilities	2,663	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Royalty accrual, deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	127,475	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT Assessments, deferred tax assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	$ 4,077	$ 0	$ 0